Share-based Option Plan - Summary of Changes in Stock Options (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended		157 Months Ended
	Dec. 31, 2022 BRL (R$) share brazilianReal plan R$ / shares shares	Dec. 31, 2021 BRL (R$) share R$ / shares	Dec. 31, 2022 BRL (R$) share R$ / shares	Dec. 31, 2020 R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share-based compensation plans | plan	3
Number of options, Beginning balance	10,426,754	12,618,256
Granted	18,096,196	880,000
Exercised	2,422,496	2,670,632
Canceled	(4,908,876)	(400,870)
Number of options, Ending balance	21,191,578	10,426,754	21,191,578
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Weighted average exercise price of share options outstanding in share-based payment arrangement | R$ / shares	R$ (18,250)	R$ (17,180)	R$ (18,250)	R$ (51,752)
Restricted stock units | shares	131,466
Total obligation related to the phantom shares plan | R$	R$ 844	R$ 49,828	R$ 844
Reversal of expense recognized | R$	R$ 48,000		R$ 48,000
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance	3,923,686	6,108,210
Granted	17,089,417	0	37,985,876
Exercised	1,943,398	2,035,286
Canceled	0	(149,238)
Number of options, Ending balance	19,069,705	3,923,686	19,069,705
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Entity Share Price | R$ / shares	R$ 11.84	R$ 11.79	R$ 11.84
Restricted stock options plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance	1,366,386	1,653,005
Granted	1,006,779	300,000
Exercised	479,098	495,093
Canceled	(98,666)	(91,526)
Number of options, Ending balance	1,795,401	1,366,386	1,795,401
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of other equity instruments outstanding in share-based payment arrangement	1,795,401		1,795,401
Phantom Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Beginning balance	5,136,682	4,857,041
Granted	0	580,000
Exercised	0	140,253
Canceled	(4,810,210)	(160,106)
Number of options, Ending balance	326,472	5,136,682	326,472
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Entity Share Price | R$ / shares	R$ 11.01	R$ 24.36	R$ 11.01